Subsequent Events (Details) (USD $)	0 Months Ended	12 Months Ended						0 Months Ended	3 Months Ended	12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended
	Feb. 04, 2013	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 14, 2013 Unsecured Debt [Member]	May 22, 2013 Unsecured Debt [Member]	Feb. 04, 2013 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]	May 11, 2011 Secured Promissory Bridge Note [Member]	May 25, 2012 Equity Incentive 2011 Plan [Member]	May 12, 2011 Equity Incentive 2011 Plan [Member]	Jun. 30, 2013 Subsequent Event - January 3, 2013 [Member] Unsecured Debt [Member]	Dec. 31, 2012 Subsequent Event - January 3, 2013 [Member] Investor Relations Services [Member]	Dec. 31, 2012 Subsequent Event - January 15, 2013 [Member] Investor Relations Services [Member]	Dec. 31, 2012 Subsequent Event - July 15, 2013 [Member] Investor Relations Services [Member]	Dec. 31, 2012 Subsequent Event - February 4, 2013 [Member] Senior Secured Promissory Note [Member]	Dec. 31, 2012 Subsequent Event - February 6, 2013 [Member]	Dec. 31, 2012 Subsequent Event - February 6, 2013 [Member] Equity Incentive 2011 Plan [Member]	Dec. 31, 2012 Subsequent Event - March 1, 2013 [Member]	Dec. 31, 2012 Subsequent Event - March 1, 2013 [Member] Secured Promissory Bridge Note [Member]	Dec. 31, 2012 Subsequent Event - March 22, 2013 [Member] Secured Promissory Bridge Note [Member]	Dec. 31, 2012 Subsequent Event - March 18, 2013 [Member]	Dec. 31, 2012 Subsequent Event - March 18, 2013 [Member] Consultant [Member] Stock Options [Member]
Subsequent Event [Line Items]
Short-term Debt					$ 170,000	$ 170,000	$ 750,000								$ 350,000
Professional and contract services expense																4,000
Share-based goods and nonemployee services transaction, quantity of securities issued (shares)																	100,000	100,000								1,000,000
Debt instrument, face amount (in dollars)								550,000			550,000	500,000
Debt conversion, converted instrument, amount (in dollars)								112,150	437,850	437,850									112,150
Debt conversion, converted instrument, shares issued (shares)	(773,983)	(2,069,439)						773,983	2,069,439	2,069,439									773,983
Debt instrument, convertible, conversion price (per share)								$ 0.145	$ 0.21	$ 0.21									$ 0.145
Common stock, shares authorized (shares)	100,000,000	100,000,000	100,000,000	12,500,000																100,000,000
Common stock, shares available for issuance (shares)													613,715	177,500							11,613,715
Eligible securitization percentage of accounts receivable (percentage)																						80.00%
Line of credit facility, maximum borrowing capacity																							1,500,000
Debt instrument, annual facility fee																							7,500
Line of credit facility, annual facility fee percentage (percentage)																							0.50%
Debt instrument, due diligence fee																							1,000
Line of credit facility, interest rate description																						Interest accrues on the advances at the prime rate plus 2% per annum
Line of credit facility, default interest rate (percentage)																							7.00%
Line of credit facility, termination fee																							18,750
Line of credit facility, early termination credit limit percentage (percentage)																							1.00%
Line of credit facility, early termination fee calculation denominator (percentage)																							80.00%
Line of credit facility, amount outstanding																								185,470
Share-based goods and nonemployee services transaction, exercise price of securities issued (per share)																										$ 0.25
Share-based goods and nonemployee services Transaction, quantity of securities vested in period (shares)																										62,500
Share-based goods and nonemployee services transaction, securities vesting in period (in years)																										4 years
Share-based goods and nonemployee services transaction, securities expiration period (in years)																										10 years
Accrued professional fees																									10,000
Proceeds from new debt or equity financing																									$ 1,000,000
Debt instrument, interest rate, stated percentage (percentage)					7.00%	7.00%	7.00%					6.00%
Debt instrument, default interest rate					12.00%	12.00%	12.00%